Prepaid Expenses and Deposits - Components of Prepaid Expenses and Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses And Deposits [Abstract]
Prepaid royalties	$ 5,704	$ 6,184
Prepaid expenses	22,281	14,888
Vendor deposits	1,408	1,495
Total current portion of prepaid expenses and deposits	29,393	22,567
Prepaid royalties	16,444	20,698
Vendor deposits	70	100
Total non-current portion of prepaid expenses and deposits	$ 16,514	$ 20,798